Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other liabilities
VAT, current	$ 1,784	$ 1,853
VAT	1,784	1,853
Accrued social security taxes payable, current	5,095	3,940
Accrued social security taxes payable	5,095	3,940
Personal income tax withholding payable, current	1,049	855
Personal income tax withholding payable	1,049	855
Other tax payables, non current	1,574
Other tax payables, current	9,857	5,755
Other tax payables	11,431	5,755
Total non-current tax payables	1,574
Total current tax payables	17,785	12,403
Total tax payables	$ 19,359	$ 12,403